Accounts payable, accruals and other payables	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accounts payable, accruals and other payables

13 Accounts payable, accruals and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2024	2023
	US$	US$

Accounts payable	13,701	10,541
Safeguarding liabilities	3,790,176	1,983,116
Accruals	5,870,005	5,424,194
Prefunding from remittance customers	44,259,266	35,584,882
Incentives received for credit card program	-	699,655
Prefunding from airtime customers	671,214	758,419
Current portion of finance lease liabilities	-	-
Cash received for the subscription of Convertible Promissory Note	-	1,056,765
Accrued interest	3,824,009	7,614,719
Tax payable	155,641	29,808
Other payables	535,904	826,132
	59,119,916	53,988,231

CURRENC GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Seamless Group Inc [Member]
Accounts payable, accruals and other payables

13 Accounts payable, accruals and other payables

Accounts payable, accruals and other payables consisted of the following:

	December 31,
	2023	2022
	US$	US$

Accounts payable	10,541	17,871
Safeguarding liabilities	1,983,116	5,787,354
Accruals	5,424,194	4,878,896
Prefunding from remittance customers	35,584,882	40,910,632
Incentives received for credit card program	699,655	700,521
Prefunding from airtime customers	758,419	874,889
Current portion of finance lease liabilities	-	-
Cash received for the subscription of Convertible Promissory Note	1,056,765	1,058,005
Accrued interest	7,614,719	3,990,177
Tax payable	29,808	11,102
Other payables	826,132	716,938
	53,988,231	58,946,385

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS